Fair Value of Financial Instruments (Schedule of the Estimated Fair Value and Carrying Amount of Long-term Debt) (Detail) (Significant Unobservable Inputs (Level 3), USD $)
In Thousands, unless otherwise specified
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other	$ 1,006	$ 3,203
Total fair value	901,006	426,942
Carrying Value | Senior Secured Revolving Credit Facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Credit Facility	0	115,000
Carrying Value | Senior Notes Due 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes	900,000	0
Carrying Value | Second Lien Term Loan Facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Second Lien Term Loan Facility	0	293,821
Carrying Value | Senior Subordinated Convertible Debentures Maturing in 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debentures	0	6,890
Carrying Value | NPI Note
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes	0	8,028
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other	1,006	3,203	4,038
Debentures		12,671	70,220
Total fair value	867,870	454,186	159,540
Second Lien Term Loan Facility		315,284	0
Notes		8,028	15,282
Fair Value | Wells Fargo Energy Capital Credit Facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Credit Facility		0	70,000
Fair Value | Senior Secured Revolving Credit Facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Credit Facility	0	115,000	0
Fair Value | Senior Notes Due 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes	866,864	0
Fair Value | Second Lien Term Loan Facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Second Lien Term Loan Facility	0	315,284
Fair Value | Senior Subordinated Convertible Debentures Maturing in 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debentures	0	12,671
Fair Value | NPI Note
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes	$ 0	$ 8,028